Other income (expense), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Gains on disposal of available-for-sale securities	$ 960	$ 11,845,796	$ 18,088,327
Gain on disposal of held-for-sale assets and subsidiaries	32,503,096	0	5,838,768
Others	60,272	(206,953)	(417,304)
Other income (expenses), net	$ 32,564,328	$ 11,638,843	$ 17,671,023